Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member] Pono Capital Corp [Member]	Common Class A [Member] Pono Capital Corp [Member]	Common Class B [Member] Common Stock [Member] Pono Capital Corp [Member]	Common Class B [Member] Pono Capital Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Pono Capital Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Pono Capital Corp [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Pono Capital Corp [Member]	Total
Balance at Feb. 11, 2021
Balance, shares at Feb. 11, 2021
Reverse recapitalization	$ 1					5,216,749							5,216,750
Reverse recapitalization, shares	521,675
Remeasurement of Class A common stock to redemption amount						(16,815,322)							(16,815,322)
Net loss		$ 3,224,096		$ 1,361,451				4,585,547					4,585,547
Issuance of common stock			$ 3			24,997							25,000
Issuance of common stock, shares			2,875,000
Capital contribution						229							229
Sale of Public Units	$ 12					114,999,988							115,000,000
Sale of Public Units, shares	11,500,000
Class A Common Stock subject to possible redemption	$ (12)					(114,999,988)							(115,000,000)
Class A Common Stock subject to possible redemption, Shares	(11,500,000)
Initial fair value of private warrant liability						(437,816)							(437,816)
Re-classification						12,011,163		(12,011,163)
Adjustment of offering cost								(1,250)					(1,250)
Balance at Dec. 31, 2021	$ 1		$ 3		$ 41		$ 32,288,699	(7,426,866)	$ (31,993,085)			$ (238,057)	(7,426,862)	$ 57,598
Balance, shares at Dec. 31, 2021	521,675		2,875,000		41,206,805
Net loss									(3,392,003)					(3,392,003)
Corporate bond conversion					$ 2		7,176,346							7,176,348
Corporate bond conversion, shares					2,034,611
Other comprehensive income (loss)												(195,256)		(195,256)
Balance at Mar. 31, 2022					$ 43		39,465,045		(35,385,088)			(433,313)		3,646,687
Balance, shares at Mar. 31, 2022					43,241,416
Balance at Dec. 31, 2021	$ 1		$ 3		$ 41		32,288,699	(7,426,866)	(31,993,085)			(238,057)	(7,426,862)	57,598
Balance, shares at Dec. 31, 2021	521,675		2,875,000		41,206,805
Net loss														(11,299,066)
Other comprehensive income (loss)														(760,659)
Balance at Sep. 30, 2022					$ 47		49,299,343		(43,292,153)			(998,716)		5,008,521
Balance, shares at Sep. 30, 2022					46,929,066
Balance at Dec. 31, 2021	$ 1		$ 3		$ 41		32,288,699	(7,426,866)	(31,993,085)			(238,057)	(7,426,862)	57,598
Balance, shares at Dec. 31, 2021	521,675		2,875,000		41,206,805
Proceeds received in excess of initial fair value of Sponsor Working Capital Loan						792,600							792,600
Reverse recapitalization	$ 2					2,299,998							2,300,000
Reverse recapitalization, shares	230,000
Initial fair value of private warrant liability						(12,938)							(12,938)
Remeasurement of Class A common stock to redemption amount						(3,079,660)		(336,955)					(3,416,615)
Net loss		$ 2,207,686		$ 525,287				2,732,973					2,732,973
Balance at Dec. 31, 2022	$ 3		$ 3		$ 47		49,299,343	(5,030,848)	(46,472,904)			(917,582)	(5,030,842)	1,908,904
Balance, shares at Dec. 31, 2022	751,675		2,875,000		46,929,065
Balance at Mar. 31, 2022					$ 43		39,465,045		(35,385,088)			(433,313)		3,646,687
Balance, shares at Mar. 31, 2022					43,241,416
Net loss									(3,835,933)					(3,835,933)
Issuance of common stock					$ 1		2,715,195							2,715,196
Issuance of common stock, shares					797,474
Other comprehensive income (loss)												(1,485,139)		(1,485,139)
Issuance of common stock upon exercise of stock options							367,278							367,278
Issuance of common stock upon exercise of stock options, shares					351,309
Balance at Jun. 30, 2022					$ 44		42,547,518		(39,221,021)			(1,918,452)		1,408,089
Balance, shares at Jun. 30, 2022					44,390,199
Net loss									(4,071,132)					(4,071,132)
Issuance of common stock					$ 2		5,683,985							5,683,987
Issuance of common stock, shares					1,852,197
Other comprehensive income (loss)												919,736		919,736
Issuance of common stock upon exercise of stock options					$ 1		1,067,708							1,067,709
Issuance of common stock upon exercise of stock options, shares					686,670
Stock-based compensation							132							132
Balance at Sep. 30, 2022					$ 47		49,299,343		(43,292,153)			(998,716)		5,008,521
Balance, shares at Sep. 30, 2022					46,929,066
Balance at Dec. 31, 2022	$ 3		$ 3		$ 47		49,299,343	(5,030,848)	(46,472,904)			(917,582)	(5,030,842)	1,908,904
Balance, shares at Dec. 31, 2022	751,675		2,875,000		46,929,065
Reverse recapitalization					$ 4		(878,120)							(878,116)
Reverse recapitalization, shares					3,740,187
Net loss									(7,801,544)					(7,801,544)
Other comprehensive income (loss)												(55,127)		(55,127)
Issuance of common stock prior to the closing of Business Combination					$ 5		(1,156,124)							(1,156,119)
Issuance of common stock prior to the closing of Business Combination, shares					5,000,000
Issuance of common stock warrants for services					$ 0		4,338,298							4,338,298
Issuance of common stock warrants for services, shares					413,103
Acquisition of treasury stock											(575,000)			(575,000)
Acquisition of treasury stock, shares					57,500
Balance at Mar. 31, 2023					$ 56		51,603,397		(54,274,448)		(575,000)	(972,709)		(4,218,704)
Balance, shares at Mar. 31, 2023					56,139,855
Balance at Dec. 31, 2022	$ 3		$ 3		$ 47		49,299,343	$ (5,030,848)	(46,472,904)			(917,582)	$ (5,030,842)	1,908,904
Balance, shares at Dec. 31, 2022	751,675		2,875,000		46,929,065
Net loss														(23,087,172)
Other comprehensive income (loss)														1,995,904
Balance at Sep. 30, 2023					$ 62		54,092,576		(69,560,075)		(575,000)	1,078,322		(14,964,115)
Balance, shares at Sep. 30, 2023					62,688,215
Balance at Mar. 31, 2023					$ 56		51,603,397		(54,274,448)		(575,000)	(972,709)		(4,218,704)
Balance, shares at Mar. 31, 2023					56,139,855
Net loss									(11,421,320)					(11,421,320)
Other comprehensive income (loss)												2,347,977		2,347,977
Issuance of common stock for services					$ 5		1,919,995							1,920,000
Issuance of common stock for services,shares					5,269,291
Balance at Jun. 30, 2023					$ 61		53,523,392		(65,695,768)		(575,000)	1,375,268		(11,372,047)
Balance, shares at Jun. 30, 2023					61,409,146
Net loss									(3,864,307)					(3,864,307)
Other comprehensive income (loss)												(296,946)		(296,946)
Issuance of common stock for services					$ 1		569,184							$ 569,185
Issuance of common stock for services,shares					1,279,069									1,279,069
Balance at Sep. 30, 2023					$ 62		$ 54,092,576		$ (69,560,075)		$ (575,000)	$ 1,078,322		$ (14,964,115)
Balance, shares at Sep. 30, 2023					62,688,215